SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	NOTE 23 - SUBSEQUENT EVENTS No subsequent events identified.